UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2015

Date of reporting period:	November 30, 2014

Item 1. Schedule of Investments:

Putnam Global Industrials Fund

The fund's portfolio
11/30/14 (Unaudited)

COMMON STOCKS (84.9%)(a)
	Shares	Value

Aerospace and defense (46.8%)

Airbus Group NV (France)	8,035	$488,448

AviChina Industry & Technology Co., Ltd. (China)	148,000	104,288

BAE Systems PLC (United Kingdom)	57,556	431,797

Embraer SA ADR (Brazil)	1,318	48,674

Esterline Technologies Corp.(NON)	1,462	173,729

General Dynamics Corp.	6,298	915,477

Honeywell International, Inc.	12,093	1,198,054

L-3 Communications Holdings, Inc.	14,961	1,864,141

MTU Aero Engines Holding AG (Germany)	5,983	532,813

Northrop Grumman Corp.	6,430	906,180

Precision Castparts Corp.	662	157,490

Raytheon Co.	1,245	132,842

Rockwell Collins, Inc.	1,909	163,277

United Technologies Corp.	14,112	1,553,449

		8,670,659
Air freight and logistics (0.8%)

Deutsche Post AG (Germany)	1,520	50,482

FedEx Corp.	492	87,665

		138,147
Airlines (0.4%)

American Airlines Group, Inc.	700	33,971

Japan Airlines Co., Ltd. (Japan)(UR)	1,600	47,328

		81,299
Automobiles (0.5%)

Toyota Motor Corp. (Japan)	1,400	86,279

		86,279
Building products (7.5%)

Allegion PLC (Ireland)	13,293	715,828

Daikin Industries, Ltd. (Japan)	10,200	676,807

		1,392,635
Commercial services and supplies (4.6%)

Tyco International PLC	20,053	860,274

		860,274
Construction and engineering (0.5%)

Fluor Corp.	296	18,349

Mota-Engil SGPS SA (Portugal)	17,875	78,157

		96,506
Electrical equipment (4.9%)

Alstom SA (France)(NON)	1,948	68,158

Eaton Corp PLC	3,057	207,356

Hubbell, Inc. Class B	5,050	539,340

Schneider Electric SA (France)	1,052	85,918

		900,772
Electronic equipment, instruments, and components (1.9%)

Anixter International, Inc.	3,476	302,064

Hollysys Automation Technologies, Ltd. (China)(NON)	1,869	47,678

		349,742
Energy equipment and services (0.2%)

Ezion Holdings, Ltd. (Singapore)	40,080	40,716

		40,716
Industrial conglomerates (5.3%)

General Electric Co.	4,927	130,516

Siemens AG (Germany)	7,198	851,477

		981,993
IT Services (1.8%)

CACI International, Inc. Class A(NON)	3,695	329,557

		329,557
Machinery (6.1%)

IHI Corp. (Japan)	159,000	803,914

Ingersoll-Rand PLC	984	62,051

Joy Global, Inc.	499	24,471

Rotork PLC (United Kingdom)	4,353	149,219

Zardoya Otis SA (Spain)	8,341	88,832

		1,128,487
Metals and mining (0.1%)

Sundance Resources, Ltd. (Australia)(NON)	642,335	18,551

		18,551
Software (0.7%)

PTC, Inc.(NON)	3,254	127,134

		127,134
Trading companies and distributors (2.8%)

Mitsubishi Corp. (Japan)	2,300	43,505

Mitsui & Co., Ltd. (Japan)	5,000	68,992

Wolseley PLC (United Kingdom)	7,341	410,791

		523,288

Total common stocks (cost $12,847,964)		$15,726,039

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
	Shares	Value

United Technologies Corp. $3.75 cv. pfd.	358	$21,512

Total convertible preferred stocks (cost $17,900)		$21,512

SHORT-TERM INVESTMENTS (14.0%)(a)
	Shares	Value

Putnam Short Term Investment Fund 0.09%(AFF)	2,597,403	$2,597,403

Total short-term investments (cost $2,597,403)		$2,597,403

TOTAL INVESTMENTS

Total investments (cost $15,463,267)(b)		$18,344,954

FORWARD CURRENCY CONTRACTS at 11/30/14 (aggregate face value $12,320,757) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Canadian Dollar	Buy	1/21/15	$16,334	$16,681	$(347)
	Canadian Dollar	Sell	1/21/15	16,334	16,757	423
	Euro	Buy	12/17/14	568,674	600,552	(31,878)
	Japanese Yen	Buy	2/13/15	498,073	519,443	(21,370)
Barclays Bank PLC
	Australian Dollar	Buy	1/21/15	29,930	30,956	(1,026)
	British Pound	Buy	12/17/14	175,086	178,712	(3,626)
	Canadian Dollar	Buy	1/21/15	77,740	79,513	(1,773)
	Euro	Buy	12/17/14	73,618	82,443	(8,825)
	Hong Kong Dollar	Buy	2/13/15	227,852	227,886	(34)
	Singapore Dollar	Buy	2/13/15	31,501	31,870	(369)
	Swedish Krona	Buy	12/17/14	200,368	211,679	(11,311)
	Swiss Franc	Buy	12/17/14	79,913	86,277	(6,364)
Citibank, N.A.
	Danish Krone	Buy	12/17/14	188,679	200,718	(12,039)
	Euro	Buy	12/17/14	18,902	19,930	(1,028)
	Japanese Yen	Sell	2/13/15	553,005	570,859	17,854
Credit Suisse International
	British Pound	Buy	12/17/14	5,467	5,774	(307)
	Canadian Dollar	Buy	1/21/15	43,761	44,530	(769)
	Euro	Sell	12/17/14	389,976	418,529	28,553
	Japanese Yen	Buy	2/13/15	94,114	94,840	(726)
	Swiss Franc	Buy	12/17/14	60,556	65,785	(5,229)
Deutsche Bank AG
	Australian Dollar	Buy	1/21/15	111,242	113,687	(2,445)
	British Pound	Sell	12/17/14	666,452	714,636	48,184
	Euro	Buy	12/17/14	63,670	72,596	(8,926)
	Swiss Franc	Buy	12/17/14	69,975	71,554	(1,579)
	Swiss Franc	Sell	12/17/14	69,975	71,708	1,733
Goldman Sachs International
	Australian Dollar	Buy	1/21/15	36,374	37,183	(809)
	Australian Dollar	Sell	1/21/15	36,374	36,489	115
	Euro	Buy	12/17/14	720,387	731,591	(11,204)
	Japanese Yen	Buy	2/13/15	356,533	371,866	(15,333)
HSBC Bank USA, National Association
	Australian Dollar	Buy	1/21/15	52,145	52,309	(164)
	Australian Dollar	Sell	1/21/15	52,145	53,453	1,308
	Euro	Buy	12/17/14	404,277	443,435	(39,158)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	1/21/15	22,469	22,679	(210)
	British Pound	Buy	12/17/14	62,631	66,069	(3,438)
	Canadian Dollar	Buy	1/21/15	295,587	302,058	(6,471)
	Euro	Sell	12/17/14	386,370	399,006	12,636
	Japanese Yen	Buy	2/13/15	480,042	497,507	(17,465)
	Singapore Dollar	Buy	2/13/15	84,157	85,123	(966)
	Swedish Krona	Buy	12/17/14	32,590	35,781	(3,191)
	Swiss Franc	Buy	12/17/14	175,973	185,169	(9,196)
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/21/15	13,651	14,249	(598)
	Australian Dollar	Sell	1/21/15	13,651	13,957	306
	Canadian Dollar	Buy	1/21/15	61,319	62,909	(1,590)
	Canadian Dollar	Sell	1/21/15	61,319	62,512	1,193
	Euro	Buy	12/17/14	715,164	743,748	(28,584)
	Euro	Sell	12/17/14	715,164	751,323	36,159
	Japanese Yen	Buy	2/13/15	69,987	72,996	(3,009)
	Singapore Dollar	Buy	2/13/15	36,177	36,596	(419)
	Swedish Krona	Buy	12/17/14	218,205	231,851	(13,646)
	Swiss Franc	Buy	12/17/14	45,546	45,884	(338)
UBS AG
	Australian Dollar	Buy	1/21/15	91,740	93,782	(2,042)
	British Pound	Buy	12/17/14	305,659	322,855	(17,196)
	Canadian Dollar	Buy	1/21/15	144,562	148,038	(3,476)
	Euro	Sell	12/17/14	1,168,188	1,233,792	65,604
	Swedish Krona	Buy	12/17/14	60,177	63,963	(3,786)
	Swiss Franc	Buy	12/17/14	161,999	170,485	(8,486)
WestPac Banking Corp.
	Euro	Sell	12/17/14	363,732	384,184	20,452

Total						$(76,226)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2014 through November 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $18,528,028.
(b)	The aggregate identified cost on a tax basis is $15,676,187, resulting in gross unrealized appreciation and depreciation of $2,849,360 and $180,593, respectively, or net unrealized appreciation of $2,668,767.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$2,041,115	$6,035,237	$5,478,949	$243	$2,597,403
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
	At the close of the reporting period, the fund maintained liquid assets totaling $149,330 to cover certain derivatives contracts.
(UR)	At the reporting period end, 400 shares owned by the fund were not formally entered on the company's shareholder register, due to local restrictions on foreign ownership. While the fund has full title to these unregistered shares, these shares do not carry voting rights.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	67.7%
	Japan	9.4
	Germany	7.8
	United Kingdom	5.4
	Ireland	3.9
	France	3.5
	China	0.8
	Spain	0.5
	Other	1.0

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $190,572 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$—	$86,279	$—
Energy	—	40,716	—
Industrials	9,793,134	4,980,926	—
Information technology	806,433	—	—
Materials	—	18,551	—
Total common stocks	10,599,567	5,126,472	—
Convertible preferred stocks	—	21,512	—
Short-term investments	2,597,403	—	—

Totals by level	$13,196,970	$5,147,984	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(76,226)	$—

Totals by level	$—	$(76,226)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in Note 1) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$234,520	$310,746

Total	$234,520	$310,746

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$17,500,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$423	$–	$17,854	$28,553	$49,917	$115	$1,308	$12,636	$37,658	$65,604	$20,452	$234,520

	Total Assets	$423	$–	$17,854	$28,553	$49,917	$115	$1,308	$12,636	$37,658	$65,604	$20,452	$234,520

	Liabilities:
	Forward currency contracts#	53,595	33,328	13,067	7,031	12,950	27,346	39,322	40,937	48,184	34,986	–	310,746

	Total Liabilities	$53,595	$33,328	$13,067	$7,031	$12,950	$27,346	$39,322	$40,937	$48,184	$34,986	$–	$310,746

	Total Financial and Derivative Net Assets	$(53,172)	$(33,328)	$4,787	$21,522	$36,967	$(27,231)	$(38,014)	$(28,301)	$(10,526)	$30,618	$20,452	$(76,226)
	Total collateral received (pledged)##†	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–
	Net amount	$(53,172)	$(33,328)	$4,787	$21,522	$36,967	$(27,231)	$(38,014)	$(28,301)	$(10,526)	$30,618	$20,452

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 28, 2015